Financial Expenses, Net - Schedule of Financial Expenses (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Financial Services Costs [Abstract]
Changes in derivatives or financial liabilities measured at fair value			$ 333	$ 50
Interest expenses			316	220
Interest in respect of loans to related parties			320	1,081
Other financial income			(2)	(5)
Financial expenses, net	$ 46	$ 536	$ 967	$ 1,346